INDIVIDUAL SINGLE PREMIUM
             DEFERRED VARIABLE LIFE INSURANCE POLICY
                            ISSUED BY
           Independence Variable Life Separate Account
 (formerly named Keyport America Variable Life Separate Account)
                               OF
              INDEPENDENCE LIFE AND ANNUITY COMPANY
     (formerly named Keyport America Life Insurance Company)
                  SUPPLEMENT DATED May 5, 1999
                               TO
                  PROSPECTUS DATED MAY 1, 1995

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This supplement contains information about the Stein Roe Special
Venture Sub-Account.

Effective May 5, 1999, Stein Roe Special Venture Fund, Variable
Series changed its name to Stein Roe Small Company Growth Fund,
Variable Series.


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                     Client Service Hotline
                     800-367-3653 (press 3)

                         Distributed by:
                Keyport Financial Services Corp.
                         125 High Street
                   Boston, Massachusetts 02110


INDYVLI.SUP                                                 5/99